RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
RECENT ACCOUNTING PRONOUNCEMENTS

4) RECENT ACCOUNTING PRONOUNCEMENTS

New and amended IFRS Accounting Standards that are effective for the current year:

Certain new accounting standards and interpretations have been published that are either applicable in the current year, or are not mandatory for the current period and have not been early adopted. We have assessed these standards, and they are not expected to have a material impact on the Company in the current or future reporting periods.

Amendments to IAS 21 – Lack of Exchangeability

The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. In addition, the amendments require the disclosure of information that enables users of financial statements to understand the impact of currency not being exchangeable. There was no material impact on the Company’s consolidated financial statements from the adoption of these amendments.

Future Changes in Accounting Policies Not Yet Effective as at December 31, 2025:

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial instruments

The amendments provide guidance on the derecognition of a financial liability settled through electronic transfer, as well as the classification of financial assets for: contractual terms consistent with a basic lending arrangement; assets with non-recourse features and contractually linked instruments.

Additionally, the amendments introduce new disclosure requirements related to investments in equity instruments designated at fair value through other comprehensive income (“FVOCI”), and additional disclosures for financial instruments with contingent features.

The amendments to IFRS 9 and IFRS 7 regarding the Classification and Measurement of Financial Instruments with a mandatory application of the standard on annual reporting periods beginning on or after January 1, 2026. We are currently assessing these standards, and their potential impact on the Company in the current or future reporting periods.

Amendments to IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB released IFRS 18. IFRS 18 replaces IAS 1 while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements: i) present specified categories and defined subtotals in the statement of earnings, ii) provide disclosures on management defined performance measures (MPMs) in the notes to the financial statements, iii) improve aggregation and disaggregation. IFRS 18 requires retrospective application with specific transition provisions.

IFRS 18 regarding the Presentation and Disclosure of Financial Statements with a mandatory application of the standard on annual reporting periods beginning on or after January 1, 2027. We are currently assessing these standards, and their potential impact on the Company in future reporting periods.